Barclays Bank PLC parent company information (Details) € in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 EUR (€)	May 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Other reserves	£ (3,388,000,000)			£ (1,464,000,000)
Barclays Bank Ireland PLC
Disclosure of detailed information about business combination [line items]
Additional investments in subsidiaries	130,000,000	€ 150
Carrying value of investment	£ 2,500,000,000
Barclays Bank PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			£ 3
Barclays Bank PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC | Merger reserve
Disclosure of detailed information about business combination [line items]
Other reserves			£ 124,000,000